Social and statutory obligations - Summary of social and statutory obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 40,646	R$ 106,648
Employee profit-sharing liabilities	794,761	776,713
Salaries and other benefits payable	132,712	138,851
Social and statutory obligations	R$ 968,119	R$ 1,022,212